Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Collective Growth Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 9) and Private Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In Addition, the warrant agreement includes a provision that in the event of a tender offer or exchange offer made to and accepted by holders of more than
50% of the outstanding shares of a single class of stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).
On April 12, 2021, the staff of the Division of Corporation Finance of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of November 5, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”).
In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic
815-40,
Contracts in Entity’s Own Equity. ASC Section
815-40-15
addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC
Section 815-40-15,
a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the tender offer provision fails the “classified in stockholders’ equity” criteria as contemplated by ASC
Section 815-40-25.
As a result of the above, the Company should have classified the Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Warrants at the end of each reporting period as well as re-evaluate
the treatment of the warrants (including on May 5, 2020, June 30, 2020, September 30, 2020, and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investments held in the trust account.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of May 5, 2020 (audited)
Warrant Liability	$—	$15,521,438	$15,521,438
Class A Common Stock Subject to Possible Redemption	140,786,390	(15,521,438)	125,264,952
Class A Common Stock	118	155	273
Additional Paid-in Capital	5,000,764	2,365,738	7,366,502
Accumulated Deficit	(1,310)	(2,365,893)	(2,367,203)
Stockholders’ Equity	5,000,003	—	5,000,003
Common Stock Subject to Possible Redemption	14,078,639	(1,552,144)	12,526,495
Balance sheet as of June 30, 2020
Warrant Liability	$—	$8,609,063	$8,609,063
Class A Common Stock Subject to Possible Redemption	140,523,230	(8,609,063)	131,914,167
Class A Common Stock	121	86	207
Additional Paid-in Capital	5,263,977	(4,546,568)	717,409
(Accumulated Deficit) Retained Earnings	(264,465)	4,546,482	4,282,017
Stockholders’ Equity	5,000,008	—	5,000,008
Common Stock Subject to Possible Redemption	14,052,323	(860,906)	13,191,417

Balance sheet as of September 30, 2020
Warrant Liability	$—	$7,363,688	$7,363,688
Class A Common Stock Subject to Possible Redemption	140,191,390	(7,363,688)	132,827,702
Class A Common Stock	124	74	198
Additional Paid-in Capital	5,595,814	(5,595,814)	—
(Accumulated Deficit) Retained Earnings	(596,312)	5,595,740	4,999,428
Stockholders’ Equity	5,000,001	—	5,000,001
Common Stock Subject to Possible Redemption	14,019,139	(736,369)	13,282,770

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$41,975,813	$41,975,813
Class A Common Stock Subject to Possible Redemption	139,752,810	(41,975,810)	97,777,000
Class A Common Stock	129	420	549
Additional Paid-in Capital	6,034,389	28,819,845	34,854,235
Accumulated Deficit	(1,034,883)	(28,820,268)	(29,855,151)
Stockholders’ Equity	5,000,010	(3)	5,000,007
Common Stock Subject to Possible Redemption	13,975,281	(4,197,581)	9,777,700

Statement of Operations for the Six Months Ended June 30, 2020 (audited)
Change in fair value of warrant liability	$—	$6,912,375	$6,912,375
Transaction costs associated with Initial Public Offering	—	(700,705)	(700,705)
Compensation expense related to warrant liabilities	—	(1,665,188)	(1,665,188)
Net (loss) income	(264,117)	4,546,482	4,282,365
Weighted average shares outstanding, Common Stock	4,114,265	292,500	4,406,765
Basic and diluted net loss per share, Common Stock	(0.06)	1.03	0.97

Statement of Operations for the Nine Months Ended September 30, 2020 (audited)
Change in fair value of warrant liability	$—	$8,157,750	$8,157,750
Transaction costs associated with Initial Public Offering	—	(700,705)	(700,705)
Compensation expense related to warrant liabilities	—	(1,665,188)	(1,665,188)
Net (loss) income	(595,964)	5,791,857	5,195,893
Weighted average shares outstanding, Common Stock	4,398,294	483,351	4,881,645
Basic and diluted net loss per share, Common Stock	(0.14)	1.20	1.06
Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(26,454,375)	$(26,454,375)
Transaction costs associated with Initial Public Offering	—	(700,705)	(700,705)
Compensation expense related to warrant liabilities	—	(1,665,188)	(1,665,188)
Net loss	(1,034,535)	(28,820,268)	(29,854,803)
Weighted average shares outstanding, Class A Common Stock subject to possible redemption	14,045,743	(834,101)	13,211,642
Basic and diluted net income per share, Class A Common Stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common Stock	4,547,874	546,951	5,094,825
Basic and diluted net loss per share, Common Stock	(0.23)	(5.63)	(5.86)

Cash Flow Statement for the Six Months Ended June 30, 2020 (audited)
Net (loss) income	$(264,117)	$4,546,482	$4,282,365
Change in fair value of warrant liability	—	(6,912,375)	(6,912,375)
Transaction costs associated with Initial Public Offering	—	700,705	700,705
Compensation expense related to warrant liabilities	—	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption	140,786,390	(9,506,250)	131,280,140
Change in value of Class A Common Stock subject to possible redemption	(263,160)	897,187	634,027

Cash Flow Statement for the Nine Months Ended September 30, 2020 (audited)
Net (loss) income	$(595,964)	$5,791,857	$5,195,893
Change in fair value of warrant liability	—	(8,157,750)	(8,157,750)
Transaction costs associated with Initial Public Offering	—	700,705	700,705
Compensation expense related to warrant liabilities	—	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption	140,786,390	(9,506,250)	131,280,140
Change in value of Class A Common Stock subject to possible redemption	(595,000)	2,142,562	1,547,562

Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Net loss	$(1,034,535)	$(28,820,268)	$(29,854,803)
Change in fair value of warrant liability	—	26,454,375	26,454,375
Transaction costs associated with Initial Public Offering	—	700,705	700,705
Compensation expense related to warrant liabilities	—	1,665,188	1,665,188
Initial classification of Class A Common Stock subject to possible redemption	140,786,390	(9,506,250)	131,280,140
Change in value of Class A Common Stock subject to possible redemption	(1,033,580)	(32,469,560)	(33,503,140)